Note 18 - Fair Values of Financial Instruments - Investment Securities Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Available-for-sale, fair value	$ 201,322	$ 631,835
US Government Agencies Debt Securities [Member]
Available-for-sale, fair value		4,700
Collateralized Mortgage-Backed Securities [Member]
Available-for-sale, fair value	96,972	399,591
State, County and Municipal [Member]
Available-for-sale, fair value	103,913	227,051
Other Debt Obligations [Member]
Available-for-sale, fair value	437	493
Fair Value, Recurring [Member]
Available-for-sale, fair value	201,322	631,835
Fair Value, Recurring [Member] | US Government Agencies Debt Securities [Member]
Available-for-sale, fair value		4,700
Fair Value, Recurring [Member] | Collateralized Mortgage-Backed Securities [Member]
Available-for-sale, fair value	96,972	399,591
Fair Value, Recurring [Member] | State, County and Municipal [Member]
Available-for-sale, fair value	103,913	227,051
Fair Value, Recurring [Member] | Other Debt Obligations [Member]
Available-for-sale, fair value	437	493
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Available-for-sale, fair value	0	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | US Government Agencies Debt Securities [Member]
Available-for-sale, fair value		0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Collateralized Mortgage-Backed Securities [Member]
Available-for-sale, fair value	0	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | State, County and Municipal [Member]
Available-for-sale, fair value	0	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Other Debt Obligations [Member]
Available-for-sale, fair value	0	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Available-for-sale, fair value	0	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | US Government Agencies Debt Securities [Member]
Available-for-sale, fair value		0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Collateralized Mortgage-Backed Securities [Member]
Available-for-sale, fair value	0	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | State, County and Municipal [Member]
Available-for-sale, fair value	0	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Other Debt Obligations [Member]
Available-for-sale, fair value	0	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Available-for-sale, fair value	201,322	631,835
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | US Government Agencies Debt Securities [Member]
Available-for-sale, fair value		4,700
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Collateralized Mortgage-Backed Securities [Member]
Available-for-sale, fair value	96,972	399,591
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | State, County and Municipal [Member]
Available-for-sale, fair value	103,913	227,051
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Other Debt Obligations [Member]
Available-for-sale, fair value	$ 437	$ 493